Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
2019	¥ 2,492,058
2020	1,606,863
2021	1,314,403
2022	1,204,785
2023	1,068,077
2024 and thereafter	5,269,044
Total	¥ 12,955,230	¥ 14,529,414